Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Trading Symbol	RBB
Entity Registrant Name	RBB BANCORP
Entity Central Index Key	0001499422
Entity Filer Category	Non-accelerated Filer